ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2013
Disclosure Of Assets Held For Sale [Abstract]
Assets Held-For-Sale and Discontinued Operations, Disclosure [Text Block]
8.	ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

Closure and Sale of Snowflake Mill

On January 30, 2013 the company completed the U.S. Court approved sale of the assets of the Snowflake facility and the shares of Apache Railway to an acquisition vehicle organized by Hackman Capital and its affiliates for US$13.5 million and other non-monetary consideration. The assets of the Snowflake facility that were sold included approximately 19,000 acres of land, equipment and other assets associated with the paper mill. The mill, which is located in northeastern Arizona, was permanently shut on September 30, 2012 due to continued financial losses resulting from intense supply input and market pressures. The closure resulted in impairment and other closure costs of $19.9 million for, among other things, severance, environmental obligations, and inventory write-offs. Closure costs also included an estimated withdrawal liability of US$11.7 million due to the PACE Industry Union-Management Pension Fund, a multi-employer pension plan the company contributed to on behalf of hourly employees at the Snowflake mill. The results of the Snowflake mill up to the date of sale, including impairment and closure costs and the net gain on sale, were reported as a discontinued operation.

Other asset sales

The company completed the sale of its Elk Falls industrial site on May 24, 2013 for proceeds of $8.6 million to Quicksilver Resources Canada Inc. The pulp and paper mill formerly operated at Elk Falls was indefinitely curtailed in 2009 and permanently closed in 2010.

The company completed the sale of its wastewater treatment facility and related infrastructure to the City of Port Alberni on September 30, 2013 for proceeds of $5.8 million. Assets sold had a net book value of $5.8 million and included the 13.4 hectare wastewater treatment facility and 3.9 hectare parcel of lands combined with a road dedication to facilitate development of an industrial truck route along the waterfront.

The company sold two parcels of poplar plantation land with a book value of $0.5 million on December 16, 2013 for proceeds of $0.3 million.

Assets held for sale

The company will settle the mortgage receivable from PRSC Limited Partnership and sell its interest in PRSC Land Developments Ltd. for proceeds of approximately $3.0 million. The company continues to actively market the remaining poplar plantation land. These assets were reported as held for sale in the consolidated balance sheets as of December 31, 2013.

A summary of major classes of assets and liabilities classified as held for sale is as follows:

	Successor
	December 31,		September 30,
	2013	2012	2012
Cash and cash equivalents	$–	$1.9	$0.4
Restricted cash	–	2.3	2.7
Accounts receivable	–	0.5	17.1
Inventories	–	0.6	5.4
Prepaids and other	–	–	0.5
Property, plant and equipment	2.9	24.7	25.8
Other assets	2.8	4.3	4.3
Assets held for sale	5.7	34.3	56.2
Accounts payable and accrued liabilities	–	15.2	14.8
Liabilities associated with assets held for sale	$–	$15.2	$14.8

The operations of the Snowflake mill were classified as a discontinued operation. A breakdown of earnings (loss) from discontinued operations, net of tax is as follows:

	Successor		Predecessor
	Year ended December 31,	Three months ended December 31,	Nine months ended September 30,	Year ended December 31,
	2013	2012	2012	2011
Sales	$0.7	$4.5	$142.8	$181.8
Cost of sales, excluding depreciation and amortization	(1.1)	(5.0)	(142.4)	(202.9)
Depreciation and amortization	–	–	–	(7.0)
Impairment, severances and other closure costs	(0.2)	(11.0)	(8.7)	(161.8)
Restructuring costs	(0.4)	(1.1)	–	–
Interest expense, net	–	–	(0.1)	(0.2)
Other income (expense), net	(0.1)	0.7	–	(4.4)
Gain on sale of assets of Snowflake and shares of Apache Railway	4.1	–	–	–
Reorganization items, net (note 5)	0.1	(1.0)	4.8	–
Income tax expense	–	–	–	(1.0)
Earnings (loss) from discontinued operations, net of tax	$3.1	$(12.9)	$(3.6)	$(195.5)

The company recognized a gain on the sale of the assets of Snowflake and the shares of Apache Railway of $4.1 million that consisted of:

Gain on Sale
Contract price	$13.5
Adjusted for:
Transaction fees related to sale	(0.4)
Cancellation of letter of credit related to Arizona Department of Environmental Quality	(2.3)
Net proceeds	10.8

De-recognition of assets
Property, plant and equipment	(6.6)
Other current assets (Apache Railway)	(0.2)
De-recognition of liabilities
Accounts payable and accrued liabilities (Apache Railway)	0.1
$4.1